SHORT-TERM BANK CREDIT AND CREDIT LINES (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Short-term bank credit		$ 2,571
Weighted average interest rates at the end of the year		0.66%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate		0.66%
Short-term bank credit		$ 2,571